Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
VISTEON CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	(Benefits)/ Charges to Income	Deductions(a)	Other(b)	Balance at End of Period
	(Dollars in Millions)
Year Ended December 31, 2014:
Allowance for doubtful accounts	$7	$1	$—	$7	$15
Valuation allowance for deferred taxes	1,710	(8)	—	(15)	1,687
Year Ended December 31, 2013:
Allowance for doubtful accounts	$7	$(1)	$—	$1	$7
Valuation allowance for deferred taxes	1,695	52	—	(37)	1,710
Year Ended December 31, 2012:
Allowance for doubtful accounts	$8	$(5)	$—	$4	$7
Valuation allowance for deferred taxes	1,657	(9)	—	47	1,695
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(a)	Deductions represent uncollectible accounts charged off.

(b)	Valuation allowance for deferred taxes

Represents adjustments recorded through other comprehensive income, exchange and valuation allowance charges allocated to discontinued operations.